ACCRUED EXPENSE AND OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSE AND OTHER PAYABLES

7.	ACCRUED EXPENSE AND OTHER PAYABLES

Accrued expense and other payables consist of the following:

	As of June 30, 2022	As of December 31, 2021
Provisions and accruals	$57,506	$44,482
Others (1)	281,077	298,179
Balance at end of period/year	$338,583	$342,661

(1)	Other payables mainly consist of members allocated redemption points for commissions.

ACCRUED EXPENSE AND OTHER PAYABLES

7.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31, 2021	As of December 31, 2020

Provisions and accruals	$44,482	$43,668
Others (1)	298,179	309,545
Balance at end of year	$342,661	$353,213

(1)	Other payables mainly consist of members allocated redemption points and commission payable.